REVENUES (Revenues by Location) (Details)	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	¥ 25,042,613,341	$ 3,642,297,046	¥ 26,472,943,454	¥ 21,400,638,092
China [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	6,610,688,059		9,854,855,071	8,249,043,110
USA [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	2,736,641,940		4,062,665,341	7,701,560,171
Mexico [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	2,224,866,178		2,759,307,925	119,325,996
Australia [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	2,080,920,654		780,619,935	261,450,393
Japan [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	1,889,728,505		1,291,492,459	992,645,497
UAE [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	1,605,363,081		1,232,505,395	4,385,798
Viet Nam [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	1,021,164,339		25,638,707	3,838,342
Egypt [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	783,360,507		4,876,118	10,878,773
Spain [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	584,803,646		44,213,321	16,558,540
Germany [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	463,060,298		395,282,839	137,285,731
Rest of the world [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenues	¥ 5,042,016,134		¥ 6,021,486,343	¥ 3,903,665,741